Note 10 - Long-term Debt and Financing - Finance costs (Details) (Parentheticals) $ in Thousands, $ in Millions	Sep. 30, 2018 CAD ($)		Feb. 22, 2018 CAD ($)	Sep. 30, 2017 CAD ($)	Oct. 05, 2016 CAD ($)	Jan. 29, 2014 USD ($)	Sep. 30, 2011 CAD ($)
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.75%	[1],[2]	6.75%	6.75%
Notional amount	$ 100,000	[1],[2]	$ 100,000	$ 100,000
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.75%	[3],[4]		6.75%	6.75%
Notional amount	$ 160,000	[3],[4]		$ 160,000	$ 160,000
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%	[5]		6.50%		6.50%
Notional amount						$ 150
Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate				5.75%			5.75%
Notional amount							$ 100,000

[1]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[2]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[3]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[4]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[5]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. The Company incurred transaction costs of $5,215 and has shown these costs net of the 6.5% convertible bonds. As at September 30, 2018, US$45.6 million were tendered and extinguished, resulting in a loss on redemption of $1.5 million.